Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	GRANDEUR PEAK GLOBAL TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001965454
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2024
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024
Grandeur Peak Emerging Markets Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Emerging Markets Opportunities Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate and may also result in more income taxes when Fund shares are held in a taxable account. During the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in micro- to mid-cap companies (as further described below) that are economically tied to emerging or frontier markets. Under normal market conditions, the Adviser invests at least 80% of the Fund’s assets in equity securities of such companies.

The Fund also typically invests in securities issued by companies economically tied to each of at least three emerging or frontier markets. The Fund invests the Fund’s assets primarily in companies with market capitalizations of less than $5 billion at the time of purchase. The Fund may invest a significant portion of its total assets in micro-cap companies with market capitalizations below $1 billion (up to 90% at the time of purchase under normal market conditions).

The Fund may also invest a portion of its total assets (up to 50% under normal market conditions) in securities of companies with market capitalizations of greater than $5 billion at the time of purchase when the companies meet our investment criteria.

The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. Emerging and frontier markets include all countries excluded from the MSCI World Index of developed countries.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies with limited or no earnings history and in Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Fund’s Institutional Shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	29.37%
Worst Quarter – March 31, 2020	-23.00%
As of June 30, 2024, the year-to-date return on the Fund’s Institutional Class shares was -3.80%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Emerging Markets Opportunities Fund | MSCI EM SMID Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.86%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.39%	[1]
Grandeur Peak Emerging Markets Opportunities Fund | MSCI EM IMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.09%
5 Years	rr_AverageAnnualReturnYear05	7.69%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Grandeur Peak Emerging Markets Opportunities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Emerging Markets Opportunities Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Grandeur Peak Emerging Markets Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Emerging Markets Opportunities Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Emerging Markets Opportunities Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Emerging Markets Opportunities Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak Emerging Markets Opportunities Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak Emerging Markets Opportunities Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Emerging Markets Opportunities Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Emerging Markets Opportunities Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

India. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because of the Fund’s exposure to Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.

Grandeur Peak Emerging Markets Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Emerging Markets Opportunities Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Emerging Markets Opportunities Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Emerging Markets Opportunities Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Emerging Markets Opportunities Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Grandeur Peak Emerging Markets Opportunities Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak Emerging Markets Opportunities Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Emerging Markets Opportunities Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Emerging Markets Opportunities Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Emerging Markets Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Emerging Markets Opportunities Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Emerging Markets Opportunities Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Emerging Markets Opportunities Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Emerging Markets Opportunities Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Emerging Markets Opportunities Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Emerging Markets Opportunities Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Emerging Markets Opportunities Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Emerging Markets Opportunities Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Grandeur Peak Emerging Markets Opportunities Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class GPEOX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPEOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	987
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,145
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPEIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	857
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,875
Annual Return 2014	rr_AnnualReturn2014	7.56%
Annual Return 2015	rr_AnnualReturn2015	(5.14%)
Annual Return 2016	rr_AnnualReturn2016	6.89%
Annual Return 2017	rr_AnnualReturn2017	28.33%
Annual Return 2018	rr_AnnualReturn2018	(20.48%)
Annual Return 2019	rr_AnnualReturn2019	23.62%
Annual Return 2020	rr_AnnualReturn2020	31.03%
Annual Return 2021	rr_AnnualReturn2021	8.99%
Annual Return 2022	rr_AnnualReturn2022	(24.50%)
Annual Return 2023	rr_AnnualReturn2023	12.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	8.39%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	7.63%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	6.74%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Grandeur Peak Global Contrarian Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Global Contrarian Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate and may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund primarily invests in companies which the Adviser believes are trading at particularly attractive valuations relative to their long-term potential. The companies typically fall into one of these categories at the time or purchase:

●	“Core Contrarian”—what the Adviser believes to be best-in-class growth companies, but which are part of a currently out-of-favor industry, sector, or geography.

●	“Fallen Angels”—high quality growth companies that the Adviser believes have hit a temporary setback relative to their long-term growth potential.

●	“Undiscovered Gems”—smaller growth companies that the Adviser believes are undervalued because they are lesser known, have high product or client concentration, or are otherwise not well understood yet by the market.

The Fund invests a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to multiple countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify value-based investment opportunities. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

The Fund may also invest in companies that do not fit into one of these three categories, but which the Adviser believes are trading at attractive valuations with potential returns consistent with the objective of the Fund. The Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the most attractive investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best long-term opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – December 31, 2020	26.01%
Worst Quarter – March 31, 2020	-29.19%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was 9.73%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Grandeur Peak Global Contrarian Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.18%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%	[4]
Grandeur Peak Global Contrarian Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Grandeur Peak Global Contrarian Fund | MSCI ACWI ex-USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Grandeur Peak Global Contrarian Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Global Contrarian Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	the Federal Reserve Board or any other government agency.
Grandeur Peak Global Contrarian Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Global Contrarian Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Global Contrarian Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Global Contrarian Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak Global Contrarian Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse, or in the event of a default on a debt instrument.

Grandeur Peak Global Contrarian Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Global Contrarian Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Global Contrarian Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak Global Contrarian Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Global Contrarian Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Global Contrarian Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Global Contrarian Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Global Contrarian Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Global Contrarian Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Contrarian Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Contrarian Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments, at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Global Contrarian Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Global Contrarian Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Global Contrarian Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Global Contrarian Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Global Contrarian Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Global Contrarian Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Global Contrarian Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Global Contrarian Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Grandeur Peak Global Contrarian Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Global Contrarian Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.

Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2020	rr_AnnualReturn2020	24.97%
Annual Return 2021	rr_AnnualReturn2021	19.97%
Annual Return 2022	rr_AnnualReturn2022	(14.61%)
Annual Return 2023	rr_AnnualReturn2023	21.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.30%
Since Inception	rr_AverageAnnualReturnSinceInception	13.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2019
Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.79%
Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Grandeur Peak Global Explorer Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Global Explorer Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on September 1, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in micro- to mid-cap companies economically tied to the United States (“domestic companies”) or to other countries (“foreign companies”), using a geography-focused framework intended to identify companies that the Adviser believes are particularly well-positioned for long-term growth. Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund typically invests in securities issued by companies that, taken together, are economically tied to at least ten countries, including the United States. The Fund invests a significant portion of its total assets (at least 40% under normal market conditions; at least 30% under market conditions that are not normal) at the time of purchase in securities issued by companies that, taken together, are economically tied to at least three countries outside the United States, including emerging and frontier market countries. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. Foreign companies may be traded on U.S. exchanges or non-U.S. exchanges and may be denominated in U.S. dollars or foreign currencies.

Foreign companies include companies whose exclusive economic tie to the United States is the trading of an American Depositary Receipt (ADR) on a U.S. exchange or over the counter in the United States. Depositary receipts include sponsored and unsponsored depositary receipts, are typically issued by a financial institution (for ADRs, typically a U.S. financial institution) and evidence ownership interests in a security or a pool of securities (for ADRs, securities issued by a non-U.S. issuer) that have been deposited typically with that institution.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes to be among the “best-in-class” in their global peer group. This fundamental analysis generally includes a comparative study of the company and its peers, including the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels extensively to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback (for example, announced an unexpected expense or delayed contract, missed sales targets for the quarter, or experienced an unplanned management change, etc.), and therefore have a particularly appealing valuation relative to their long-term growth potential. The Fund may also invest in early-stage companies and Initial Public Offerings (IPOs).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – December 31, 2023	14.13%
Worst Quarter – June 30, 2022	-19.50%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was 1.48%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Grandeur Peak Global Explorer Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.18%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[5]
Grandeur Peak Global Explorer Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Grandeur Peak Global Explorer Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Global Explorer Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak Global Explorer Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Global Explorer Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Global Explorer Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Global Explorer Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak Global Explorer Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak Global Explorer Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Global Explorer Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Global Explorer Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak Global Explorer Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Global Explorer Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Global Explorer Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Global Explorer Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Global Explorer Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak Global Explorer Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Global Explorer Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Explorer Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Explorer Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Global Explorer Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Global Explorer Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Global Explorer Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Global Explorer Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Global Explorer Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Global Explorer Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Global Explorer Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Global Explorer Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Grandeur Peak Global Explorer Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGEX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.89%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,173
Annual Return 2022	rr_AnnualReturn2022	(30.32%)
Annual Return 2023	rr_AnnualReturn2023	14.93%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2021
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.76%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.40%)
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.01%)
Grandeur Peak Global Micro Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Global Micro Cap Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number Of Years You Own Your Shares
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in foreign and domestic micro-cap companies.

Under normal market conditions, the Adviser invests at least 80% of the Fund’s assets in equity securities of foreign and domestic companies with market capitalizations of less than $1 billion at the time of purchase.

The Fund invests a significant portion of its total assets (at least 40% under normal market conditions) in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio. The Fund may invest in early-stage companies and Initial Public Offerings (IPOs). The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential.

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	37.61%
Worst Quarter – March 31, 2020	-25.08%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was 5.87%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Grandeur Peak Global Micro Cap Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.18%	[7]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%	[7]
Grandeur Peak Global Micro Cap Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Grandeur Peak Global Micro Cap Fund | MSCI World Micro Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	7.61%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Grandeur Peak Global Micro Cap Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Global Micro Cap Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak Global Micro Cap Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Global Micro Cap Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Global Micro Cap Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Global Micro Cap Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak Global Micro Cap Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak Global Micro Cap Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Global Micro Cap Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Global Micro Cap Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Japan. The Fund’s performance may be influenced by political, social and economic factors affecting Japan. From the late 1990’s, Japan’s economic growth rate has remained relatively low compared to that of its Asian neighbors and other major developed economies. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. Economic growth is dependent on domestic consumption, deregulation and consistent government policy. The Japanese economy is more dependent on international trade than the United States, and may be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any material increase in its value may cause a decline in exports that could weaken the Japanese economy. Some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, and natural disasters, may affect Japanese markets and the Fund’s performance.

Grandeur Peak Global Micro Cap Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Global Micro Cap Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Global Micro Cap Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Global Micro Cap Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Global Micro Cap Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak Global Micro Cap Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Global Micro Cap Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Micro Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Global Micro Cap Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Global Micro Cap Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Global Micro Cap Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Global Micro Cap Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Global Micro Cap Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Global Micro Cap Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Global Micro Cap Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Global Micro Cap Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Grandeur Peak Global Micro Cap Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPMCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 203
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,336
Annual Return 2016	rr_AnnualReturn2016	9.76%
Annual Return 2017	rr_AnnualReturn2017	31.48%
Annual Return 2018	rr_AnnualReturn2018	(17.77%)
Annual Return 2019	rr_AnnualReturn2019	23.78%
Annual Return 2020	rr_AnnualReturn2020	52.85%
Annual Return 2021	rr_AnnualReturn2021	17.19%
Annual Return 2022	rr_AnnualReturn2022	(31.66%)
Annual Return 2023	rr_AnnualReturn2023	12.46%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	11.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 21, 2015
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.27%
Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Global Opportunities Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on September 1, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase.

The Fund typically invests in securities issued by companies economically tied to at least three countries, including the United States. The Fund invests a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied, and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio. Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	37.50%
Worst Quarter – March 31, 2020	-24.12%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was -4.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Global Opportunities Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.18%	[9]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[9]
10 Years	rr_AverageAnnualReturnYear10	8.31%	[9]
Grandeur Peak Global Opportunities Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Grandeur Peak Global Opportunities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Global Opportunities Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak Global Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Global Opportunities Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Global Opportunities Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Global Opportunities Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak Global Opportunities Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak Global Opportunities Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Global Opportunities Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Global Opportunities Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak Global Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Global Opportunities Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Global Opportunities Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Global Opportunities Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Global Opportunities Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak Global Opportunities Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Global Opportunities Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Opportunities Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Global Opportunities Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Global Opportunities Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Global Opportunities Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Global Opportunities Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Global Opportunities Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth, and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Global Opportunities Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Global Opportunities Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Global Opportunities Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid the a Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Grandeur Peak Global Opportunities Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Global Opportunities Fund | Investor Class GPGOX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[10],[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	504
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,924
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.22%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPGIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[10],[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,648
Annual Return 2014	rr_AnnualReturn2014	3.77%
Annual Return 2015	rr_AnnualReturn2015	1.57%
Annual Return 2016	rr_AnnualReturn2016	6.96%
Annual Return 2017	rr_AnnualReturn2017	32.95%
Annual Return 2018	rr_AnnualReturn2018	(18.07%)
Annual Return 2019	rr_AnnualReturn2019	31.49%
Annual Return 2020	rr_AnnualReturn2020	45.19%
Annual Return 2021	rr_AnnualReturn2021	21.86%
Annual Return 2022	rr_AnnualReturn2022	(33.25%)
Annual Return 2023	rr_AnnualReturn2023	16.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.36%
5 Years	rr_AverageAnnualReturnYear05	10.89%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Grandeur Peak Global Reach Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Global Reach Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in foreign and domestic small- and micro-cap companies. Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities (including common stock, preferred stock, and securities convertible into common stock) of foreign and domestic companies with market capitalizations of less than $5 billion at the time of purchase. The Fund typically invests in securities issued by companies economically tied to at least ten countries, including the United States. The Fund invests a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

The Fund may invest a significant amount of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors.

The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	34.12%
Worst Quarter – March 31, 2020	-23.63%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was 0.79%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Global Reach Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.18%	[12]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[12]
10 Years	rr_AverageAnnualReturnYear10	8.31%	[12]
Grandeur Peak Global Reach Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Grandeur Peak Global Reach Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Global Reach Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak Global Reach Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Global Reach Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Global Reach Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Global Reach Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak Global Reach Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak Global Reach Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Global Reach Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Global Reach Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak Global Reach Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Global Reach Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Global Reach Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Global Reach Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Global Reach Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak Global Reach Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Global Reach Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Reach Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Reach Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Global Reach Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Global Reach Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Global Reach Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk nor normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Global Reach Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Global Reach Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Global Reach Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Global Reach Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Global Reach Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to either a credit or deduction for U.S. tax purposes.

Grandeur Peak Global Reach Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Global Reach Fund | Investor Class GPROX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPROX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,837
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.86%
5 Years	rr_AverageAnnualReturnYear05	10.46%
10 Years	rr_AverageAnnualReturnYear10	7.64%
Grandeur Peak Global Reach Fund | Institutional Class GPRIX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPRIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	703
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,559
Annual Return 2014	rr_AnnualReturn2014	8.41%
Annual Return 2015	rr_AnnualReturn2015	(0.25%)
Annual Return 2016	rr_AnnualReturn2016	7.81%
Annual Return 2017	rr_AnnualReturn2017	30.77%
Annual Return 2018	rr_AnnualReturn2018	(15.63%)
Annual Return 2019	rr_AnnualReturn2019	29.62%
Annual Return 2020	rr_AnnualReturn2020	41.51%
Annual Return 2021	rr_AnnualReturn2021	20.07%
Annual Return 2022	rr_AnnualReturn2022	(34.34%)
Annual Return 2023	rr_AnnualReturn2023	15.10%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	10.72%
10 Years	rr_AverageAnnualReturnYear10	7.91%
Grandeur Peak Global Reach Fund | Institutional Class GPRIX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	9.44%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Grandeur Peak Global Reach Fund | Institutional Class GPRIX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	8.70%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak Global Stalwarts Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number Of Years You Own Your Shares
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in foreign and domestic companies.

The Fund invests a significant portion of its total assets (at least 40% under normal market conditions) in securities issued by companies that are economically tied to countries outside the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may invest a significant amount of its total assets in securities issued by companies economically tied to emerging and frontier market countries. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities of foreign and domestic companies with market capitalizations of more than $1.5 billion at the time of purchase.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies, when it is considered safe to do so, and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

Because incorporating ESG considerations into the investment research process involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the Adviser will align with the beliefs or values of a particular investor, and other managers may make a different assessment of a company’s ESG criteria.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – June 30, 2020	37.85%
Worst Quarter – June 30, 2022	-23.33%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was -1.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.33%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak Global Stalwarts Fund | MSCI ACWI IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.18%	[13]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	10.23%	[13]
Grandeur Peak Global Stalwarts Fund | MSCI ACWI Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Grandeur Peak Global Stalwarts Fund | MSCI ACWI Mid Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.93%
5 Years	rr_AverageAnnualReturnYear05	10.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Grandeur Peak Global Stalwarts Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak Global Stalwarts Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak Global Stalwarts Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak Global Stalwarts Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak Global Stalwarts Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak Global Stalwarts Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak Global Stalwarts Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak Global Stalwarts Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak Global Stalwarts Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak Global Stalwarts Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak Global Stalwarts Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak Global Stalwarts Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak Global Stalwarts Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak Global Stalwarts Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak Global Stalwarts Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak Global Stalwarts Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Stalwarts Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak Global Stalwarts Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak Global Stalwarts Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak Global Stalwarts Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak Global Stalwarts Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to such factors as the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak Global Stalwarts Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak Global Stalwarts Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak Global Stalwarts Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak Global Stalwarts Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak Global Stalwarts Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Grandeur Peak Global Stalwarts Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGSOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Annual Return 2016	rr_AnnualReturn2016	8.29%
Annual Return 2017	rr_AnnualReturn2017	31.58%
Annual Return 2018	rr_AnnualReturn2018	(14.90%)
Annual Return 2019	rr_AnnualReturn2019	32.34%
Annual Return 2020	rr_AnnualReturn2020	41.13%
Annual Return 2021	rr_AnnualReturn2021	21.22%
Annual Return 2022	rr_AnnualReturn2022	(39.39%)
Annual Return 2023	rr_AnnualReturn2023	17.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.19%
5 Years	rr_AverageAnnualReturnYear05	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.25%
5 Years	rr_AverageAnnualReturnYear05	8.06%
Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Grandeur Peak Global Stalwarts Fund | Investor Class GGSOX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GGSYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,534
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.89%
5 Years	rr_AverageAnnualReturnYear05	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak International Opportunities Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreement, which ends on September 1, 2025. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in small- and micro-cap companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities of foreign companies with market capitalizations of less than $5 billion at the time of purchase. Under normal market conditions, the Fund invests in companies economically tied to at least five of the countries included in the MSCI AC World Ex-U.S.A. Small Cap Index.

The Fund may invest a significant amount of its total assets (up to 60% under normal market conditions) at the time of purchase in securities issued by companies economically tied to emerging and frontier markets. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio.

The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the performance of the Predecessor Fund’s Institutional Class shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and a supplemental index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2020	36.23%
Worst Quarter- March 31, 2020	-25.35%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was -3.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak International Opportunities Fund | MSCI ACWI ex-USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	8.36%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Grandeur Peak International Opportunities Fund | MSCI ACWI ex USA IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.21%	[14]
5 Years	rr_AverageAnnualReturnYear05	7.69%	[14]
10 Years	rr_AverageAnnualReturnYear10	4.45%	[14]
Grandeur Peak International Opportunities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak International Opportunities Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak International Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak International Opportunities Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak International Opportunities Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak International Opportunities Fund | Micro Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Micro-Cap Company Stock Risk. The securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small- or mid-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, may be more vulnerable to adverse business or market developments, and may have less publicly available information relative to larger companies.

Grandeur Peak International Opportunities Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak International Opportunities Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak International Opportunities Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak International Opportunities Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak International Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak International Opportunities Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak International Opportunities Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak International Opportunities Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak International Opportunities Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak International Opportunities Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak International Opportunities Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak International Opportunities Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak International Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak International Opportunities Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak International Opportunities Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Grandeur Peak International Opportunities Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak International Opportunities Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak International Opportunities Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak International Opportunities Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak International Opportunities Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak International Opportunities Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a or deduction for U.S. tax purposes.

Grandeur Peak International Opportunities Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak International Opportunities Fund | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk. The Fund’s investments may decline due to movements in the overall stock market. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues affect the securities and derivatives markets. Particularly during periods of declining or illiquid markets, the Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and could cause the remaining shareholders in the Fund to lose money.

Grandeur Peak International Opportunities Fund | Investor Class GPIOX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPIOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15],[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,938
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	5.90%
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GPIIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[15],[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,663
Annual Return 2014	rr_AnnualReturn2014	2.53%
Annual Return 2015	rr_AnnualReturn2015	2.75%
Annual Return 2016	rr_AnnualReturn2016	3.10%
Annual Return 2017	rr_AnnualReturn2017	38.81%
Annual Return 2018	rr_AnnualReturn2018	(21.48%)
Annual Return 2019	rr_AnnualReturn2019	28.21%
Annual Return 2020	rr_AnnualReturn2020	37.08%
Annual Return 2021	rr_AnnualReturn2021	18.77%
Annual Return 2022	rr_AnnualReturn2022	(34.21%)
Annual Return 2023	rr_AnnualReturn2023	11.53%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.53%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.43%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	4.86%
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	7.21%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Grandeur Peak International Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak International Stalwarts Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Any agreement by the Adviser to waive fees is only included for the one-year period in the expense example. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number Of Years You Own Your Shares
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

The Fund invests primarily in companies economically tied to countries outside the United States.

Under normal market conditions, the Adviser invests the Fund’s assets primarily in equity securities of companies economically tied to countries outside the United States with market capitalizations of more than $1.5 billion at the time of purchase.

The Fund may invest a significant amount of its total assets (up to 60% under normal market conditions) in securities issued by companies economically tied to emerging and frontier market countries. The Adviser generally considers a company to be economically tied to a market based on where the company is organized, headquartered, has its primary stock exchange listing, or has substantial concentration of assets or revenues. Emerging and frontier markets are those countries currently excluded from the MSCI World Index of developed markets.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Adviser invests in what it believes to be the best investments available without regard to benchmark weightings in regions, countries, or industries. The Adviser may significantly shift Fund assets between asset classes, sectors and geographic regions based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors or regions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart depicts the change in the performance of the Predecessor Fund’s Institutional Class shares from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- June 30, 2020	36.28%
Worst Quarter- June 30, 2022	-23.02%
As of June 30, 2024, the year-to-date return on the Fund’s Institutional Class shares was -2.98%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak International Stalwarts Fund | MSCI ACWI ex-USA Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	8.36%
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%
Grandeur Peak International Stalwarts Fund | MSCI ACWI ex USA IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.21%	[17]
5 Years	rr_AverageAnnualReturnYear05	7.69%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[17]
Grandeur Peak International Stalwarts Fund | MSCI ACWI ex USA Mid Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Grandeur Peak International Stalwarts Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak International Stalwarts Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak International Stalwarts Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak International Stalwarts Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Grandeur Peak International Stalwarts Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak International Stalwarts Fund | Emerging And Frontier Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging and Frontier Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies economically tied, including by domicile, to emerging and frontier market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties who fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Grandeur Peak International Stalwarts Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak International Stalwarts Fund | Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Region Risk. Social, political, and economic conditions and changes in regulatory, tax or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region.

Grandeur Peak International Stalwarts Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. The U.S. dollar value of the Fund’s assets will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of the Fund’s assets that are denominated or traded in that country. In addition, the Fund may incur costs in connection with conversions between various currencies.

Grandeur Peak International Stalwarts Fund | Political And Economic Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

Grandeur Peak International Stalwarts Fund | Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Regulatory Risk. Foreign companies not publicly traded in the United States are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Grandeur Peak International Stalwarts Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak International Stalwarts Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak International Stalwarts Fund | Sector And Geography Weightings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector and Geography Weightings Risk. Market conditions, interest rates and economic, regulatory, or financial developments could significantly affect all the securities in a single sector or geography. If the Fund invests in only a few sectors or geographies, it may have increased relative exposure to the price movements of those sectors and geographies.

Grandeur Peak International Stalwarts Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak International Stalwarts Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such less liquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of the investment, or other investments at unfavorable times or prices in order to satisfy its obligations.

Grandeur Peak International Stalwarts Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak International Stalwarts Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded and more volatile and speculative than the securities of larger companies.

Grandeur Peak International Stalwarts Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Grandeur Peak International Stalwarts Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak International Stalwarts Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak International Stalwarts Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak International Stalwarts Fund | A D R Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities. ADRs listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in ADRs that provide exposure to non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in ADRs also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Grandeur Peak International Stalwarts Fund | Foreign Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Tax Risk. The Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by the Fund, shareholders may not be entitled to a credit or deduction for U.S. tax purposes.

Grandeur Peak International Stalwarts Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak International Stalwarts Fund | Midl Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak International Stalwarts Fund | Investor Class GISOX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GISOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GISYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
Annual Return 2016	rr_AnnualReturn2016	5.22%
Annual Return 2017	rr_AnnualReturn2017	36.85%
Annual Return 2018	rr_AnnualReturn2018	(17.40%)
Annual Return 2019	rr_AnnualReturn2019	31.92%
Annual Return 2020	rr_AnnualReturn2020	38.49%
Annual Return 2021	rr_AnnualReturn2021	24.72%
Annual Return 2022	rr_AnnualReturn2022	(37.48%)
Annual Return 2023	rr_AnnualReturn2023	14.91%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.91%
5 Years	rr_AverageAnnualReturnYear05	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2015
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	9.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	8.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Grandeur Peak US Stalwarts Fund (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2024, the portfolio turnover rate for the Fund was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Strategic Focus

Under normal market conditions, the Adviser invests at least 80% of the Fund’s assets at the time of purchase in equity securities of companies that are economically tied to the United States. The Adviser considers a company to be economically tied to a country if at least one of the following attributes exists: the company (1) is organized in such country, (2) is headquartered in such country, (3) has its primary stock exchange listing in a market located in such country, or (4) during the company’s most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in such country. The Fund may also invest in securities of companies economically tied to countries outside of the United States. The Adviser invests the Fund’s assets primarily in equity securities with market capitalizations of more than $1.5 billion at the time of purchase.

Analytical Approach

The Adviser uses a process of quantitative screening of the financial trends and health of each company in its investment universe, followed by “bottom up” fundamental analysis to identify growth companies that it believes are among the highest quality in their global peer group. This fundamental analysis generally includes a study of the company’s financial performance, its management, its competitors, its industry, its competitive advantage, its approach to environmental, social, and governance (ESG) topics, the geographic region(s) to which it is economically tied and talking with the management team. In performing such analysis, the Adviser seeks to evaluate each company’s long-term potential. The Adviser also travels on an as-needed basis to visit companies and expects to speak directly with senior management.

The Adviser uses a proprietary analytical framework that may include factors that the Adviser believes are relevant, such as: local economic development priorities, shareholder rights, management oversight and transparency, board membership and structure, accounting standards, environmental policies, social justice policies, and labor relations. These sustainability criteria are collectively one of many factors that the Adviser uses as part of its fundamental analysis of a company. These factors are assessed quantitatively and qualitatively, as applicable, through the Adviser’s research and engagement process.

The Adviser incorporates the results of this analysis into its overall decision-making but does not necessarily include or exclude a particular company solely based on the Adviser’s assessment of any single criterion, including that company’s ESG factors. The Adviser generally applies its sustainability analysis to companies in which the Fund invests, but not to the cash or cash equivalent positions in the Fund’s portfolio. The Fund may also invest in growth companies that the Adviser believes have hit a temporary setback and therefore have a particularly appealing valuation relative to their long-term growth potential. At times, the Fund may invest in early-stage companies and Initial Public Offerings (IPOs).

The Fund seeks to invest in what the Adviser believes to be the best investments available without regard to benchmark weightings. The Adviser may significantly shift Fund assets between sectors based on where it believes the best growth opportunities and valuations currently exist. The Fund may invest a significant percentage of its assets in a few sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Performance shown below prior to October 20, 2023 is that of the Predecessor Fund.

The bar chart below depicts the change in the Predecessor Fund’s performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Predecessor Fund’s average annual returns for the periods indicated to a broad-based securities market index and supplemental indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available on the Fund’s website www.grandeurpeakglobal.com or by calling 855-377-PEAK(7325).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The Fund acquired all of the assets and liabilities of the Predecessor Fund in a tax-free reorganization on October 20, 2023. In connection with this acquisition, shares of the Predecessor Fund were exchanged for shares of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-377-PEAK(7325)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandeurpeakglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter- December 31, 2023	18.75%
Worst Quarter- June 30, 2022	-20.83%
As of June 30, 2024, the year-to-date return of the Fund’s Institutional Class shares was 2.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Institutional Class shares of the Fund. After-tax returns for Investor Class shares will vary from those shown for Institutional Class shares due to varying sales charges and expenses among the classes.

Grandeur Peak US Stalwarts Fund | MSCI USA IMI Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.25%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	21.99%	[18]
Grandeur Peak US Stalwarts Fund | MSCI USA Mid-Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.30%
Since Inception	rr_AverageAnnualReturnSinceInception	21.89%
Grandeur Peak US Stalwarts Fund | MSCI USA Small-Cap Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.44%
Since Inception	rr_AverageAnnualReturnSinceInception	23.49%
Grandeur Peak US Stalwarts Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As a result, you may lose money if you invest in the Fund.
Grandeur Peak US Stalwarts Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Grandeur Peak US Stalwarts Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry some degree of risk that will affect the value of the Fund, its investment performance, and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

The Fund is subject to the following principal investment risks:

Grandeur Peak US Stalwarts Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Grandeur Peak US Stalwarts Fund | Stock Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Grandeur Peak US Stalwarts Fund | Foreign Securities And Foreign Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities and Foreign Markets Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions or in the event of a default on a debt instrument.

Grandeur Peak US Stalwarts Fund | Foreign Country Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Exposure Risk. The Fund may have exposure to foreign countries as a result of investments in domestic companies with foreign exposure. This includes possible exposure to emerging and frontier countries. To the extent the Fund invests in securities of companies with exposure to foreign markets, including in emerging and frontier countries, such investments would be subject to the same risks as a direct investment in such markets and countries. It also may not be possible for companies to repatriate capital, interest, and other income from a particular foreign country. Such risks may impact the stock valuation of companies with foreign exposure.

Grandeur Peak US Stalwarts Fund | Sector Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Exposure Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Grandeur Peak US Stalwarts Fund | Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Grandeur Peak US Stalwarts Fund | Small Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-Cap Company Stock Risk. Small-cap company stocks may be very sensitive to changing economic conditions and market downturns. Small-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak US Stalwarts Fund | Mid Cap Company Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Stock Risk. Mid-cap company stocks may be very sensitive to changing economic conditions and market downturns. Mid-cap companies’ earnings and revenues may be less predictable, their share prices may be more volatile, and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Grandeur Peak US Stalwarts Fund | Managed Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Managed Portfolio Risk. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
Grandeur Peak US Stalwarts Fund | Early Stage Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early-Stage Companies Risk. Early-stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early-stage companies may be less liquid, privately traded, and more volatile and speculative than the securities of larger companies.

Grandeur Peak US Stalwarts Fund | Initial Public Offerings I P Os Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limit7ed investor information.

Grandeur Peak US Stalwarts Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

Grandeur Peak US Stalwarts Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth and is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Grandeur Peak US Stalwarts Fund | E S G Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Grandeur Peak US Stalwarts Fund | Transaction Costs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.
Grandeur Peak US Stalwarts Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Grandeur Peak US Stalwarts Fund | Institutional Class GUSYX
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GUSYX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2021	rr_AnnualReturn2021	21.41%
Annual Return 2022	rr_AnnualReturn2022	(35.28%)
Annual Return 2023	rr_AnnualReturn2023	22.00%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.00%
Since Inception	rr_AverageAnnualReturnSinceInception	19.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 23, 2019
Grandeur Peak US Stalwarts Fund | Institutional Class GUSYX | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.00%
Since Inception	rr_AverageAnnualReturnSinceInception	19.29%
Grandeur Peak US Stalwarts Fund | Institutional Class GUSYX | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.63%

[1]	The Fund has changed its primary benchmark from the MSCI EM SMID Cap Index to MSCI EM IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI EM SMID Cap Index better represents the Fund’s investment strategy.
[2]	As part of the same Expense Agreement, the Adviser has agreed through at least September 1, 2025, to waive annual management fees of 1.35% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $400 million. This waiver of management fees is not subject to recapture by the Adviser.
[3]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2025, except with the approval of the Trust’s Board of Trustees.
[4]	The Fund has changed its primary benchmark from the MSCI ACWI Small Cap Index to MSCI ACWI IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[5]	The Fund has changed its primary benchmark from the MSCI ACWI Small Cap Index to MSCI ACWI IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[6]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through September 1, 2025. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2025, except with the approval of the Trust’s Board of Trustees.
[7]	The Fund has changed its primary benchmark from the MSCI ACWI Small Cap Index to MSCI ACWI IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI Small Cap Index represents the Fund’s investment strategy
[8]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 2.00% of the Fund’s average daily net assets for the Fund’s Investor Class Shares. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2025, except with the approval of the Trust’s Board of Trustees.
[9]	The Fund has changed its primary benchmark from the MSCI ACWI Small Cap Index to MSCI ACWI IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[10]	As part of the same Expense Agreement, the Adviser has agreed through at least September 1, 2025, to waive annual management fees of 1.25% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.
[11]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2025, except with the approval of the Board of Trustees.
[12]	The Fund has changed its primary benchmark from the MSCI ACWI Small Cap Index to MSCI ACWI IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI Small Cap Index better represents the Fund’s investment strategy.
[13]	The Fund has changed its primary benchmark from the MSCI ACWI Mid Cap Index to MSCI ACWI IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI Mid Cap Index better represents the Fund’s investment strategy.
[14]	The Fund has changed its primary benchmark from the MSCI ACWI ex USA Small Cap Index to MSCI ACWI ex USA IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI ex USA Small Cap Index better represents the Fund’s investment strategy.
[15]	As part of the same Expense Agreement, the Adviser has agreed through at least September 1, 2025, to waive annual management fees of 1.25% to 1.00% to the extent that the assets of the Fund exceed an average daily net asset level of $500 million. This waiver of management fees is not subject to recapture by the Adviser.
[16]	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (excluding acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.75% and 1.50% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2025, except with the approval of the Trust’s Board of Trustees.
[17]	The Fund has changed its primary benchmark from the MSCI ACWI ex USA Mid Cap Index to MSCI ACWI ex USA IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI ACWI ex USA Mid Cap Index better represents the Fund’s investment strategy.
[18]	The Fund has changed its primary benchmark from the MSCI USA Mid-Cap Index to MSCI USA IMI Index to comply with new regulations requiring comparison of the Fund to a broad-based securities market index. MSCI USA Mid-Cap Index better represents the Fund’s investment strategy.